Commitments and contingencies (Detail Textuals 1) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 18, 2011	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Royalty expense		$ 506	$ 464	$ 441
Royalties paid		1,056	99	326
Four percentage on quarterly sales
Commitments And Contingencies [Line Items]
Cost of merchandise sold		2,000
Eight percentage on quarterly sales
Commitments And Contingencies [Line Items]
Cost of merchandise sold		4,000
Top of range | Six percentage on quarterly sales
Commitments And Contingencies [Line Items]
Cost of merchandise sold		4,000
Bottom of range | Six percentage on quarterly sales
Commitments And Contingencies [Line Items]
Cost of merchandise sold		2,000
ZYPITAMAG | Zydus
Commitments And Contingencies [Line Items]
Royalty expense		151	62	$ 15
Cost of good sold		$ 237	$ 72
Birmingham Associates Ltd | AGGRASTAT
Commitments And Contingencies [Line Items]
Terms of quarterly sales	60 days	60 days
Birmingham Associates Ltd | AGGRASTAT | Upto 200000
Commitments And Contingencies [Line Items]
Percentage of royalty		4.00%
Birmingham Associates Ltd | AGGRASTAT | Between 200000 and 400000
Commitments And Contingencies [Line Items]
Percentage of royalty		8.00%
Birmingham Associates Ltd | AGGRASTAT | Above 400000
Commitments And Contingencies [Line Items]
Percentage of royalty		6.00%